December 2, 2015 Securities Purchase Agreement (Details) - USD ($)	Sep. 30, 2016	Jun. 09, 2016	Dec. 02, 2015
December 2, 2015 Securities Purchase Agreement Details
Company entered into a Securities Purchase Agreement (the "SPA") for two $114,400 Convertible Notes with an accredited investor for an aggregate principal amount			$ 228,800
Two convertible notes with an accredited investor, each value			$ 114,400
Annual interest rate of convertible notes under Securities Purchase Agreement			9.00%
Each note contains an original issuance discount ("OID")			$ 10,400
Each note contains legal and due diligence costs			12,000
Net proceeds to be received by the Company on each note			$ 92,000
Any prepayment is at percent of face amount outstanding and accrued interest			140.00%
The conversion price is equal to the lowest trading price of the Company's common stock as reported on the QTCQB for the ten prior trading days			55.00%
Company agreed to reserve an initial number of shares of Common Stock for conversions under the Note			5,033,000
Derivative liability		$ 136,276
Derivative loss		132,068
Loan discount		114,400
OID interest recorded as a discount to the note		10,400
Loan costs recorded as a discount to the note		$ 12,000
Discount amortization of the December 2, 2015 note during the period	$ 114,400
Company issued shares of common stock to the investor	6,341,355
Principal amount converted in to shares of common stock to the investor	$ 114,400
Accrued interest amount converted in to shares of common stock to the investor	$ 5,816